Annual Total Returns (Bar Chart) (Invesco V.I. Government Securities Fund, Shares I shares, Invesco V.I. Government Securities Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Government Securities Fund | Shares I shares, Invesco V.I. Government Securities Fund
Annual Total Returns
'01	6.41%
'02	9.59%
'03	1.07%
'04	2.56%
'05	1.66%
'06	3.55%
'07	6.34%
'08	12.31%
'09	(0.01%)
'10	5.40%